Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)				1 Months Ended	6 Months Ended		12 Months Ended
	May 15, 2026 USD ($)	Jan. 16, 2026 USD ($) $ / shares	Oct. 09, 2024 USD ($)	Apr. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 03, 2026 $ / shares	Dec. 31, 2025 GBP (£)	Aug. 12, 2025 $ / shares	Apr. 20, 2024 $ / shares	Mar. 20, 2024 $ / shares
Prepaid expense								$ 400,000
Cash, uninsured amount							$ 130,000			£ 96,000
Deposit assets							114,000			£ 85,000
Demand deposit accounts							10,000,000
Deposit insurance limit							250,000
Cash and cash equivalents							1,500,000	600,000
Cash and cash equivalents net bank overdrafts							700,000
Issuance common stock					$ 355,000	$ 11,948,000	$ 19,699,000	$ 3,328,000
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Share price | $ / shares											$ 3,480	$ 9,359,532	$ 10,394,480
Minimum price per share | $ / shares									$ 0.60
Gross purchase price to be paid							$ 106,000
Stock proceeds								1,568,000
Common Stock [Member]
Sale of stock | shares				3,000
Stock proceeds			$ 80,000	$ 100,000
Equity Purchase Agreement [Member]
Issuance common stock		$ 25,000,000
Common stock, par value | $ / shares		$ 0.0001
Common stock, voting rights		the Purchaser shall not be obligated to purchase or acquire any shares of Common Stock that would result in its beneficial ownership exceeding 9.99% of the Company’s then-outstanding voting power
Share price | $ / shares		$ 15
ELOC Second Amendment [Member]
Gross purchase price to be paid	$ 500,000
Sarborg Limited [Member]
Equity Method Investment, Description of Principal Activities					Equity Method and Joint Ventures